CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Net income	$ 68,541	$ 66,790	$ 59,067
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Proceeds from sales of equity securities at fair value	0	2,685	0
Proceeds from sales of loans held for sale	350,335	380,739	356,207
Disbursements for loans held for sale	(345,144)	(370,575)	(334,174)
Provision for credit losses	6,135	4,468	6,210
Deferred income tax (benefit) expense	(3,531)	(1,248)	215
Net deferred loan fees	1,643	961	1,244
Net depreciation, amortization of intangible assets and premiums and accretion of discounts on securities and loans	9,906	10,005	10,019
Net gains on mortgage loans	(6,780)	(6,579)	(7,436)
Net gains on equity securities at fair value	0	(2,685)	0
Net losses on sales of securities available for sale	370	428	222
Net loss on sale of capitalized mortgage loan servicing rights	233	0	0
Share based compensation	2,716	2,332	2,229
Increase in accrued income and other assets	(25,648)	(25,187)	(14,617)
Increase (decrease) in accrued expenses and other liabilities	17,886	1,017	(3,597)
Total Adjustments	8,121	(3,639)	16,522
Net Cash From Operating Activities	76,662	63,151	75,589
CASH FLOW USED IN INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	32,193	39,517	278
Proceeds from the sale of securities held to maturity previously charged off	0	1,125	0
Proceeds from maturities, prepayments and calls of securities available for sale	69,591	81,092	122,806
Proceeds from maturities, prepayments and calls of securities held to maturity	34,370	18,811	22,317
Purchases of securities available for sale	(24,463)	0	0
Purchases of securities held to maturity	(2,000)	(3,628)	(1,740)
Proceeds from the redemption of Federal Home Loan Bank stock	1,209	722	1,310
Purchase of Federal Home Loan Bank stock	(3,212)	0	(478)
Net increase in portfolio loans (loans originated, net of principal payments)	(261,131)	(271,800)	(361,609)
Proceeds from the sale of portfolio loans	22,594	20,780	56,561
Proceeds from the sale of other real estate and repossessed assets	864	892	650
Proceeds from bank-owned life insurance death benefits	1,292	1,320	1,336
Proceeds from the sale of property and equipment	0	960	1,648
Capital expenditures	(6,494)	(7,950)	(6,024)
Proceeds from the sale of capitalized mortgage loan servicing rights	12,690	0	0
Net Cash Used In Investing Activities	(122,497)	(118,159)	(162,945)
CASH FLOW FROM FINANCING ACTIVITIES
Net increase in total deposits	107,594	31,209	243,810
Net decrease in other borrowings	(6)	(17)	(60,980)
Proceeds from Federal Home Loan Bank advances	307,000	130,000	135,000
Payments of Federal Home Loan Bank advances	(275,000)	(135,000)	(110,000)
Repayment of subordinated debt	(40,000)	0	0
Dividends paid	(21,600)	(20,045)	(19,327)
Proceeds from issuance of common stock	0	13	70
Repurchase of common stock	(12,433)	0	(5,157)
Share based compensation withholding obligation	(1,215)	(1,051)	(650)
Net Cash From Financing Activities	64,340	5,109	182,766
Net Increase (Decrease) in Cash and Cash Equivalents	18,505	(49,899)	95,410
Cash and Cash Equivalents at Beginning of Year	119,882	169,781	74,371
Cash and Cash Equivalents at End of Year	138,387	119,882	169,781
Cash paid during the year for
Interest	90,939	103,953	79,101
Federal income taxes	11,650	13,900	16,100
Transfers to other real estate and repossessed assets	776	1,091	783
Right of use assets obtained in exchange for lease obligations	$ 3,139	$ 2,354	$ 865